Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO (1)(2) ($)	Average summary compensation table total for non-PEO named executive officers(1) ($)	Average compensation actually paid to non-PEO named executive officers (1)(3) ($)	Value of initial fixed $100 investment based on:			Net loss ($)	Gross Profit (Loss) ($)(5)
					Total shareholder return (4) ($)	Prior peer group total shareholder return(4) ($)	New peer group total shareholder return(4) ($)

2025	402,639,080	443,177,383	12,208,957	25,161,581	19.57	N/A	108.12	(3,626,000,000)	144,000,000
2024	14,892,215	(99,007,921)	9,061,334	(5,979,618)	13.20	89.50	95.03	(4,746,000,000)	(1,200,000,000)
2023	14,354,080	36,328,396	8,387,695	11,530,019	23.29	83.00	76.77	(5,432,000,000)	(2,030,000,000)
2022	1,014,785	(1,991,817,641)	3,796,416	(51,055,180)	18.30	65.34	53.11	(6,752,000,000)	(3,123,000,000)
2021	422,140,679	2,339,784,810	18,107,278	44,605,170	102.94	94.48	97.44	(4,688,000,000)	(465,000,000)

Company Selected Measure Name	Gross Profit
Named Executive Officers, Footnote	The NEOs included in the table above were:

Year	Principal Executive Officer (PEO)	Non-PEO NEOs
2025	Robert J. Scaringe	Claire McDonough and Michael Callahan
2024	Robert J. Scaringe	Claire McDonough and Kjell Gruner
2023	Robert J. Scaringe	Claire McDonough and Kjell Gruner
2022	Robert J. Scaringe	Claire McDonough and Jiten Behl
2021	Robert J. Scaringe	Claire McDonough, Jiten Behl and Ryan Green
	Ryan Green was our former Chief Financial Officer until January 2021 and our former Senior Vice President and Corporate Controller until May 2021.
Peer Group Issuers, Footnote	Total shareholder return is cumulative for the measurement periods beginning at market close on November 10, 2021, which is the first day our Class A Common Stock began trading. For 2021-2024 under the caption “Prior peer group total shareholder return” the peer group for purposes of this table was the NASDAQ OMX Global Automotive index which was discontinued in January of 2025, so no information is available for 2025. For 2021-2025 under the caption “New peer group total shareholder return” the peer group for purposes of this table is the MSCI ACWI Automobiles and Components as presented in Item 5 in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 402,639,080	$ 14,892,215	$ 14,354,080	$ 1,014,785	$ 422,140,679
PEO Actually Paid Compensation Amount	$ 443,177,383	(99,007,921)	36,328,396	(1,991,817,641)	2,339,784,810
Adjustment To PEO Compensation, Footnote	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 13 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total for PEO	402,639,080	14,892,215	14,354,080	1,014,785	422,140,679
Less, value of equity awards reported in the Summary Compensation Table	(400,102,270)	(13,255,966)	(13,239,067)	(2,267)	(421,364,482)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	471,464,643	9,750,375	15,463,156	—	1,883,836,185
Change, in fair value of equity awards granted in prior years that are unvested	10,876,128	(98,606,066)	20,940,755	(1,723,047,376)	407,989,700
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,415,159	917,224	184,267	—	—
Change, in fair value of equity awards granted in prior years that vested in the year	(415,356)	(12,705,703)	(1,374,795)	(269,782,783)	47,182,728
Less, fair value of equity awards that failed to meet vesting conditions in the year	(42,700,000)	—	—	—	—
Compensation Actually Paid for PEO	443,177,383	(99,007,921)	36,328,396	(1,991,817,641)	2,339,784,810

Non-PEO NEO Average Total Compensation Amount	$ 12,208,957	9,061,334	8,387,695	3,796,416	18,107,278
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,161,581	(5,979,618)	11,530,019	(51,055,180)	44,605,170
Adjustment to Non-PEO NEO Compensation Footnote	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 13 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Average for Non-PEO NEOs	12,208,957	9,061,334	8,387,695	3,796,416	18,107,278
Less, value of equity awards reported in the Summary Compensation Table	(11,284,867)	(8,337,064)	(7,184,516)	(3,215,217)	(17,710,842)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	19,194,095	2,812,612	9,634,741	1,302,361	27,672,382
Change, in fair value of equity awards granted in prior years that are unvested	4,245,701	(2,558,175)	644,233	(34,773,808)	14,855,104
Plus, fair value as of vesting date of equity awards granted and vested in the year	812,965	291,069	62,148	87,734	—
Change, in fair value of equity awards granted in prior years that vested in the year	(15,270)	(1,956,245)	(14,282)	(18,252,666)	1,903,203
Less, fair value of equity awards that failed to meet vesting conditions in the year	—	(5,293,149)	—	—	(221,955)
Compensation Actually Paid for Non-PEO NEOs	25,161,581	(5,979,618)	11,530,019	(51,055,180)	44,605,170

Compensation Actually Paid vs. Total Shareholder Return
In accordance with Item 402(v) of Regulation S-K, we are providing the following charts to show the relationships between information presented in the Pay Versus Performance table above. A significant portion of our executive compensation program is comprised of equity awards, and Compensation Actually Paid was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. As illustrated in the charts below and consistent with our compensation philosophy that focuses on equity compensation to align the interests of our NEOs with the interests of our stockholders, the Compensation Actually Paid our NEOs, including our PEO, closely correlates with the value of our Class A Common Stock.
Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Gross Profit
Total Shareholder Return Vs Peer Group
In accordance with Item 402(v) of Regulation S-K, we are providing the following charts to show the relationships between information presented in the Pay Versus Performance table above. A significant portion of our executive compensation program is comprised of equity awards, and Compensation Actually Paid was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. As illustrated in the charts below and consistent with our compensation philosophy that focuses on equity compensation to align the interests of our NEOs with the interests of our stockholders, the Compensation Actually Paid our NEOs, including our PEO, closely correlates with the value of our Class A Common Stock.
Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return

Tabular List, Table

Performance Measures
Vehicle Delivery Volumes
R2 Readiness
Free Cash Flow
Gross Profit

Total Shareholder Return Amount	$ 19.57	13.20	23.29	18.30	102.94
Peer Group Total Shareholder Return Amount	108.12	95.03	76.77	53.11	97.44
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,626,000,000)	$ (4,746,000,000)	$ (5,432,000,000)	$ (6,752,000,000)	$ (4,688,000,000)
Company Selected Measure Amount	144,000,000	(1,200,000,000)	(2,030,000,000)	(3,123,000,000)	(465,000,000)
PEO Name	Robert J. Scaringe
Additional 402(v) Disclosure	The following table sets forth an unranked list of the most important measures used by the Company to link Compensation Actually Paid to our NEOs for 2025 to Company performance. For further information regarding these measures, please see “Compensation Discussion and Analysis” beginning on page 19. Free Cash Flow is a non-GAAP financial measure defined as net cash used in operating activities less capital expenditures and is reported in our quarterly earnings releases along with its associated reconciliation. In determining achievement for the Free Cash Flow metric, our Compensation Committee increased the results reported in our financial statements by $350,000,000 that was expected to be received by Rivian and Volkswagen Group Technologies, LLC in January 2026 because the Compensation Committee determined that it more accurately reflected the performance of the Company during 2025.
Prior Period Peer Group Total Shareholder Return Amount		$ 89.50	$ 83.00	$ 65.34	$ 94.48
Measure:: 1
Pay vs Performance Disclosure
Name	Vehicle Delivery Volumes
Measure:: 2
Pay vs Performance Disclosure
Name	R2 Readiness
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (400,102,270)	(13,255,966)	(13,239,067)	(2,267)	(421,364,482)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,464,643	9,750,375	15,463,156	0	1,883,836,185
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,876,128	(98,606,066)	20,940,755	(1,723,047,376)	407,989,700
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,415,159	917,224	184,267	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(415,356)	(12,705,703)	(1,374,795)	(269,782,783)	47,182,728
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,700,000)	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,284,867)	(8,337,064)	(7,184,516)	(3,215,217)	(17,710,842)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,194,095	2,812,612	9,634,741	1,302,361	27,672,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,245,701	(2,558,175)	644,233	(34,773,808)	14,855,104
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,965	291,069	62,148	87,734	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,270)	(1,956,245)	(14,282)	(18,252,666)	1,903,203
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (5,293,149)	$ 0	$ 0	$ (221,955)